MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

September 30, 2023 (Unaudited)

Mutual Funds (98.0%)	Shares	Value

Matthews Emerging Markets Small Companies	19,991	$ 524,558
WCM Focused International Growth Class I	25,304	518,742
Seafarer Overseas Growth and Income Inv Class	37,748	441,654
MFS International Equity R6	12,810	383,139
Driehaus Emerging Markets Small Cap Growth	21,019	382,754
State Street Hedged International Developed Equity Index	3,553	380,833
Schwab Fundamental International Large Company Index	38,118	378,890
Wasatch Emerging Markets Select Class I	24,877	375,898
Federated Hermes International Leaders Class R6	10,513	365,532
Third Avenue Value Class I	5,696	352,338
Brown Capital Management International Small Co Inv Class	16,486	316,045
Vanguard Materials Index Adm Class	3,535	310,705
Cohen & Steers Real Estate Securities Class I	20,832	298,933
MFS Global Real Estate Class R6	17,113	253,956
Fidelity International Small Cap	8,760	251,051
hartford International Value Class I	14,961	250,299
Vanguard Industrials Index Adm Class	2,474	247,718
Fidelity Global Commodity Stock	10,510	193,484
Lazard Global Listed Infrastructure Portfolio	13,717	192,730

Total Mutual Funds (Cost $ 6,332,715)		6,419,259

Short-Term Securities (1.5%)

Fidelity Institutional Money Market (Cost $ 99,347)		99,347

Total Short-term Securities		99,347

Total Investments in Securities (Cost $ 6,432,062) (99.5%)		6,518,606

Net Other Assets and Liabilities (0.5%)		32,950

Net Assets (100%)		$ 6,551,556

As of September 30, 2023, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$6,332,715
Unrealized appreciation	304,091
Unrealized depreciation	217,547
Net unrealized appreciation	86,544

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

September 30, 2023 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2023:

MH Elite Select Portfolio of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 6,419.259	-	-	$ 6,419.259
Short Term Investments	99,347	-	-	99,347
Total Investments in Securities	$ 6,518,606	-	-	$ 6,518,606

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.